Consolidated Statements of Operations (FY) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue and Other Income
Gross earned premiums	$ 34,294		$ 32,764		$ 135,401	$ 123,050	$ 106,614
Ceded earned premiums	(12,342)		(8,809)		(38,690)	(24,248)	(17,511)
Net earned premiums	21,952		23,955		96,711	98,802	89,103
Net investment income	1,307		507		3,043	1,968	3,156
Net realized investment gains (losses)	0		(69)		(1,505)	2,878	8,126
Change in fair value of equity securities	694		280		403	(2,020)	228
Gain from VSRM Transaction					8,810	0	0
Loss portfolio transfer risk fee					(5,400)	0	0
Other gains (losses)	0		(5)		59	11,664	260
Other income	626		698		2,768	2,671	2,615
Total revenue and other income	24,579		25,366		104,889	115,963	103,488
Expenses
Losses and loss adjustment expenses, net	13,713		18,018		81,440	69,861	56,228
Policy acquisition costs	4,721		5,464		22,179	28,451	26,105
Operating expenses	4,279		4,160		18,789	16,509	18,468
Interest expense	686		711		2,971	2,852	2,925
Total expenses	23,399		28,353		125,379	117,673	103,726
Income (loss) before equity earnings in Affiliate and income taxes	1,180		(2,987)		(20,490)	(1,710)	(238)
Equity earnings in Affiliate, net of tax	(179)		76		368	824	839
Income tax expense (benefit)	0		(41)		(9,441)	208	6
Net income (loss)	$ 1,001		$ (2,870)		$ (10,681)	$ (1,094)	$ 595
Net income (loss) per share, basic	$ 0.08		$ (0.3)		$ (1)	$ (0.11)	$ 0.06
Net income (loss) per share, diluted	$ 0.08		$ (0.3)		$ (1)	$ (0.11)	$ 0.06
Weighted average common shares outstanding, basic	12,215,849	[1]	9,707,817	[1]	10,692,090	9,691,998	9,625,059
Weighted average common shares outstanding, diluted	12,215,849	[1]	9,707,817	[1]	10,692,090	9,691,998	9,625,059

[1]	The non-vested shares of the restricted stock units and stock options were anti-dilutive as of March 31, 2023 and 2022. Therefore, the basic and diluted weighted average common shares are equal for the three months ended March 31, 2023 and 2022.